INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consisted of the following:

	December 31,
	2012	2013
Raw materials	19,731	13,921
Work in progress	—	—
Finished goods	32,276	41,010
	52,007	54,931

As of December 31, 2012 and 2013, the carrying value of finished goods held by distributors for which they hold title were USD6,336 and USD5,529, respectively. For the years ended December 31, 2011, 2012 and 2013, inventory write-downs in raw materials and finished goods of USD11,037, USD7,232 and USD 10,065 respectively, were included in the “cost of revenue”.

As of December 31, 2012 and 2013, USD 8,086 and USD 11,331 of the Company’s inventory had been written down to zero balance, respectively. The movement of inventory write-downs for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the Year Ended December 31,
	2011	2012	2013
Beginning of year	4,914	9,062	9,599
Addition during the year	11,037	7,232	10,065
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	—	198	374
Write-off during the year	(6,889)	(6,893)	(8,004)

End of year	9,062	9,599	12,034